OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
OTHER CURRENT ASSETS	NOTE 8: OTHER CURRENT ASSETS

	December 31,
	2023	2022
Government authorities	$420	$606
Prepaid expenses and other	1,292	950
	$1,712	$1,556